American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2021

Small Cap Value - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Banks — 18.3%
Ameris Bancorp	1,362,661	68,991,526
BankUnited, Inc.	1,900,000	81,111,000
F.N.B. Corp.	5,245,000	64,670,850
First BanCorp	1,470,000	17,522,400
First Hawaiian, Inc.	820,000	23,238,800
First Mid Bancshares, Inc.	280,000	11,342,800
Five Star Bancorp(1)	179,479	4,334,418
Hilltop Holdings, Inc.	530,000	19,292,000
Home BancShares, Inc.	2,905,000	71,695,400
Independent Bank Corp. (Massachusetts)	365,000	27,557,500
Independent Bank Group, Inc.	1,135,000	83,967,300
Old National Bancorp	3,595,000	63,307,950
Origin Bancorp, Inc.	815,000	34,604,900
Pacific Premier Bancorp, Inc.	1,785,000	75,487,650
QCR Holdings, Inc.	305,000	14,667,450
Renasant Corp.	425,000	17,000,000
Signature Bank	215,000	52,814,750
South State Corp.	665,000	54,370,400
Towne Bank	1,305,000	39,698,100
UMB Financial Corp.	1,232,208	114,669,277
Valley National Bancorp	8,585,000	115,296,550
		1,055,641,021
Building Products — 1.6%
Cornerstone Building Brands, Inc.(1)	2,228,389	40,512,112
DIRTT Environmental Solutions(1)(2)	3,195,000	13,658,625
Tecnoglass, Inc.(2)	1,795,000	38,413,000
		92,583,737
Capital Markets — 1.8%
Donnelley Financial Solutions, Inc.(1)(3)	3,085,000	101,805,000
Chemicals — 1.1%
Minerals Technologies, Inc.	815,000	64,116,050
Commercial Services and Supplies — 6.6%
Brink's Co. (The)	1,425,000	109,497,000
CECO Environmental Corp.(1)(3)	1,785,000	12,780,600
Charah Solutions, Inc.(1)(2)(3)	1,939,467	9,794,309
Deluxe Corp.(3)	2,112,773	100,927,166
Healthcare Services Group, Inc.	805,000	25,413,850
KAR Auction Services, Inc.(1)	4,385,000	76,956,750
Loomis AB	1,455,000	45,517,899
		380,887,574
Construction and Engineering — 2.6%
Arcosa, Inc.	690,000	40,530,600
Dycom Industries, Inc.(1)	930,000	69,312,900
NV5 Global, Inc.(1)	440,000	41,584,400
		151,427,900
Containers and Packaging — 4.0%
Graphic Packaging Holding Co.	8,495,000	154,099,300

Pactiv Evergreen, Inc.	5,090,000	76,706,300
		230,805,600
Diversified Financial Services — 2.2%
A-Mark Precious Metals, Inc.	295,000	13,717,500
Compass Diversified Holdings(3)	4,389,469	111,931,459
		125,648,959
Electronic Equipment, Instruments and Components — 7.3%
Advanced Energy Industries, Inc.	255,000	28,741,050
Avnet, Inc.	2,500,000	100,200,000
Belden, Inc.	853,994	43,186,477
Coherent, Inc.(1)	380,000	100,449,200
II-VI, Inc.(1)	2,030,000	147,357,700
		419,934,427
Energy Equipment and Services — 1.2%
ChampionX Corp.(1)	2,675,000	68,613,750
NCS Multistage Holdings, Inc.(1)	55,000	1,670,350
		70,284,100
Equity Real Estate Investment Trusts (REITs) — 6.4%
Brandywine Realty Trust	4,725,000	64,779,750
Cousins Properties, Inc.	1,530,000	56,273,400
Four Corners Property Trust, Inc.	1,635,000	45,142,350
Getty Realty Corp.	845,000	26,321,750
Healthcare Realty Trust, Inc.	550,000	16,610,000
Highwoods Properties, Inc.	585,000	26,424,450
Kite Realty Group Trust	1,480,000	32,574,800
Lexington Realty Trust	1,340,000	16,013,000
National Health Investors, Inc.	465,000	31,178,250
NETSTREIT Corp.	470,000	10,838,200
Physicians Realty Trust	570,000	10,527,900
Sabra Health Care REIT, Inc.	460,000	8,372,000
Summit Hotel Properties, Inc.(1)	1,520,000	14,181,600
Weingarten Realty Investors	280,000	8,979,600
		368,217,050
Gas Utilities — 0.4%
South Jersey Industries, Inc.	980,000	25,411,400
Health Care Providers and Services — 1.4%
Apria, Inc.(1)	1,050,000	29,400,000
National HealthCare Corp.	340,000	23,766,000
Premier, Inc., Class A	775,000	26,962,250
		80,128,250
Hotels, Restaurants and Leisure — 3.1%
Accel Entertainment, Inc.(1)	3,600,000	42,732,000
BJ's Restaurants, Inc.(1)	485,000	23,832,900
Dave & Buster's Entertainment, Inc.(1)	1,445,000	58,667,000
Red Robin Gourmet Burgers, Inc.(1)(3)	1,555,000	51,486,050
		176,717,950
Household Durables — 1.8%
Mohawk Industries, Inc.(1)	75,000	14,414,250
Skyline Champion Corp.(1)	1,685,000	89,810,500
		104,224,750
Household Products — 2.4%
Spectrum Brands Holdings, Inc.	1,660,000	141,166,400
Insurance — 2.8%
Axis Capital Holdings Ltd.	1,960,000	96,059,600
James River Group Holdings Ltd.	940,000	35,268,800

ProAssurance Corp.	700,000	15,925,000
ProSight Global, Inc.(1)	1,301,634	16,608,850
		163,862,250
IT Services — 2.6%
EVERTEC, Inc.	2,400,000	104,760,000
IBEX Holdings Ltd.(1)	790,000	15,420,800
TaskUS, Inc., Class A(1)	820,821	28,104,911
		148,285,711
Leisure Products — 3.4%
Brunswick Corp.	795,000	79,197,900
Hayward Holdings, Inc.(1)	1,880,000	48,917,600
Malibu Boats, Inc., Class A(1)	970,000	71,130,100
		199,245,600
Machinery — 5.8%
Albany International Corp., Class A	582,888	52,028,583
Colfax Corp.(1)	1,905,000	87,268,050
EnPro Industries, Inc.	325,000	31,573,750
Gates Industrial Corp. plc(1)	2,915,000	52,674,050
Graham Corp.(3)	740,839	10,193,945
Hurco Cos., Inc.	111,729	3,910,515
Luxfer Holdings plc	807,998	17,977,955
Timken Co. (The)	1,000,000	80,590,000
		336,216,848
Media — 1.0%
Entravision Communications Corp., Class A(3)	7,745,000	51,736,600
Townsquare Media, Inc., Class A(1)	680,000	8,670,000
		60,406,600
Oil, Gas and Consumable Fuels — 1.1%
Earthstone Energy, Inc., Class A(1)	1,064,065	11,779,200
Enviva Partners LP	1,031,532	54,062,592
		65,841,792
Personal Products — 2.0%
Edgewell Personal Care Co.	2,325,000	102,067,500
Honest Co., Inc. (The)(1)(2)	745,000	12,061,550
		114,129,050
Professional Services — 2.9%
Barrett Business Services, Inc.(3)	440,000	31,948,400
KBR, Inc.	1,305,000	49,785,750
Korn Ferry	1,205,000	87,422,750
		169,156,900
Semiconductors and Semiconductor Equipment — 1.5%
Kulicke & Soffa Industries, Inc.	1,395,000	85,374,000
Software — 3.2%
Avaya Holdings Corp.(1)	2,120,000	57,028,000
Teradata Corp.(1)	2,525,000	126,174,250
		183,202,250
Specialty Retail — 4.3%
MarineMax, Inc.(1)(3)	1,545,000	75,303,300
OneWater Marine, Inc., Class A(3)	1,215,000	51,066,450
Penske Automotive Group, Inc.	1,625,000	122,671,250
		249,041,000
Textiles, Apparel and Luxury Goods — 1.5%
Tapestry, Inc.(1)	1,960,000	85,220,800
Thrifts and Mortgage Finance — 0.8%
Premier Financial Corp.	660,000	18,750,600

Provident Financial Services, Inc.	1,130,000	25,865,700
		44,616,300
Trading Companies and Distributors — 3.0%
Beacon Roofing Supply, Inc.(1)	1,220,000	64,965,000
DXP Enterprises, Inc.(1)(3)	1,260,000	41,958,000
GMS, Inc.(1)	1,275,000	61,378,500
Karat Packaging, Inc.(1)(2)	374,230	7,623,065
		175,924,565
TOTAL COMMON STOCKS (Cost $4,323,299,933)		5,669,523,834
TEMPORARY CASH INVESTMENTS — 1.8%
Federal Home Loan Bank Discount Notes, 0.01%, 7/1/21	12,500,000	12,500,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $29,670,333), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $29,087,413)		29,087,405
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $49,463,951), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $48,494,027)		48,494,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,527,942	14,527,942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $104,609,347)		104,609,347
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $276,100)	276,100	276,100
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,428,185,380)		5,774,409,281
OTHER ASSETS AND LIABILITIES — 0.1%		5,740,870
TOTAL NET ASSETS — 100.0%		$5,780,150,151

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	38,433,711	SEK	327,217,700	UBS AG	9/30/21	$166,798
USD	1,101,979	SEK	9,425,650	UBS AG	9/30/21	(316)
						$166,482

NOTES TO SCHEDULE OF INVESTMENTS
SEK	-	Swedish Krona
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $503,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $521,216, which includes securities collateral of $245,116.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,624,005,935	45,517,899	—
Temporary Cash Investments	14,527,942	90,081,405	—
Temporary Cash Investments - Securities Lending Collateral	276,100	—	—
	5,638,809,977	135,599,304	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	166,798	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	316	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2021 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Barrett Business Services, Inc.	$28,577	$1,823	—	$1,548	$31,948	440	—	$132
CECO Environmental Corp.(1)	13,600	511	—	(1,330)	12,781	1,785	—	—
Charah Solutions, Inc.(1)(2)	9,748	565	$1,986	1,467	9,794	1,939	$(987)	—
Compass Diversified Holdings	93,642	7,445	14	10,858	111,931	4,389	—	293
DXP Enterprises, Inc.(1)	33,853	5,949	1,938	4,094	41,958	1,260	(113)	—
Deluxe Corp.	87,487	8,014	8,160	13,586	100,927	2,113	(1,407)	641
Donnelley Financial Solutions, Inc.(1)	86,273	8,254	9,229	16,507	101,805	3,085	460	—
Entravision Communications Corp., Class A	33,027	1,035	2,544	20,219	51,737	7,745	2,011	211
Graham Corp.	10,549	—	—	(355)	10,194	741	—	81
MarineMax, Inc.(1)	57,751	19,252	—	(1,700)	75,303	1,545	—	—
OneWater Marine, Inc., Class A	45,155	3,842	—	2,070	51,067	1,215	—	2,187
Red Robin Gourmet Burgers, Inc.(1)	59,034	2,798	—	(10,346)	51,486	1,555	—	—
	$558,696	$59,488	$23,871	$56,618	$650,931	27,812	$(36)	$3,545
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.